Total
American Funds 2035 Target Date Retirement Fund
American Funds 2035 Target Date Retirement Fund
American Funds Target Date Retirement Series® Prospectus Supplement January 25, 2024
For the following prospectuses dated January 1, 2024: American Funds 2035 Target Date Retirement Fund®

For each of the funds within the American Funds Target Date Retirement Series listed above, the returns for Class A shares in the “Average annual total returns” table in the “Investment results” section are amended to read as follows. For these funds, the returns for Class A shares for the 1 year, 5 year, 10 year and lifetime periods ending December 31, 2022 that were originally disclosed in the prospectus dated January 1, 2024 did not correctly reflect the deduction of sales charges applicable to Class A shares. The returns in the tables below reflect the maximum sales charge applicable to Class A shares for all periods shown. Therefore the returns for Class A shares for all periods in the tables below are lower than the returns that were previously disclosed for these funds in the prospectus dated January 1, 2024. Average annual total returns for other share classes remain unchanged.

Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
American Funds 2035 Target Date Retirement Fund:
Average Annual Returns - American Funds 2035 Target Date Retirement Fund - Class A	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Performance Measure Domain	(21.34%)	4.26%	7.96%	6.03%	Feb. 01, 2007
After Taxes on Distributions	(22.34%)	3.15%	6.95%
After Taxes on Distributions and Sale of Fund Shares	(11.98%)	3.27%	6.33%